Pioneer Floating Rate Fund, Inc.

Schedule of Investments | August 31, 2021

Ticker Symbol: PHD

Schedule of Investments | 8/31/21 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 146.0%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 122.7% of Net Assets*(a)
	Aerospace & Defense - 4.5%
769,188	MAG DS Corp., Initial Term Loan, 6.5% (LIBOR + 550 bps), 4/1/27	$ 755,727
1,250,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 6.25% (LIBOR + 525 bps), 6/21/27	1,328,054
1,214,418	MRO Holdings, Inc., Initial Term Loan, 5.147% (LIBOR + 500 bps), 6/4/26	1,208,346
997,500	Peraton Corp., First Lien Term B Loan, 4.5% (LIBOR + 375 bps), 2/1/28	999,163
696,500	Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc & Onex Wind Finance LP.), Initial Term Loan, 6.0% (LIBOR + 525 bps), 1/15/25	703,465
1,549,193	WP CPP Holdings LLC, First Lien Initial Term Loan, 4.75% (LIBOR + 375 bps), 4/30/25	1,490,452
	Total Aerospace & Defense	$ 6,485,207
	Airlines - 3.0%
500,000	AAdvantage Loyalty IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 5.5% (LIBOR + 475 bps), 4/20/28	$ 515,643
1,277,392	Allegiant Travel Co., Replacement Term Loan, 3.124% (LIBOR + 300 bps), 2/5/24	1,271,204
1,170,000	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/30/21	1,178,775
1,030,750	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 11/9/27	1,035,260
340,000	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 4.75% (LIBOR + 375 bps), 10/20/27	360,846
	Total Airlines	$ 4,361,728
	Automobile - 1.6%
1,488,654	IXS Holdings, Inc., Initial Term Loan, 5.0% (LIBOR + 425 bps), 3/5/27	$ 1,488,654
748,125	RVR Dealership Holdings LLC, Term Loan, 4.75% (LIBOR + 400 bps), 2/8/28	748,125
5,801	Thor Industries, Inc., Term B-1 USD Loan, 3.125% (LIBOR + 300 bps), 2/1/26	5,809
	Total Automobile	$ 2,242,588
	Automotive - 1.6%
1,000,000	American Trailer World Corp., First Lien Initial Term Loan, 4.5% (LIBOR + bps), 3/3/28	$ 991,250
600,000	Autokiniton US Holdings, Inc., (aka L&W, Inc.) Closing Date Term B Loan, 5.0% (LIBOR + 450 bps), 4/6/28	601,725
750,000	Wheel Pros, Inc., First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 5/11/28	751,747
	Total Automotive	$ 2,344,722
	Banking - 0.4%
498,750	Azalea TopCo, Inc., First Lien 2021 Term Loan, 4.5% (LIBOR + 375 bps), 7/24/26	$ 500,309
20,207	Nouryon Finance BV, Initial Dollar Term Loan, 2.838% (LIBOR + 275/PRIME + 175 bps), 10/1/25	20,011
	Total Banking	$ 520,320
	Building Materials - 1.0%
400,000	Foundation Building Materials, Inc., First Lien Initial Term Loan, 3.75% (LIBOR + 325 bps), 1/31/28	$ 397,322
1,000,000	Groupe Solmax, Inc., Term Loan, 5.5% (LIBOR + bps), 5/29/28	1,000,938
	Total Building Materials	$ 1,398,260
	Buildings & Real Estate - 2.5%
1,477,262	Cornerstone Building Brands, Inc., Term Loan B, 3.75% (LIBOR + 325 bps), 4/12/28	$ 1,475,415
700,000	SRS Distribution, Inc., 2021 Refinancing Term Loan, 4.25% (LIBOR + bps), 6/2/28	697,320
1,466,401	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23	1,469,151
	Total Buildings & Real Estate	$ 3,641,886
	Chemicals - 3.4%
1,097,250	CPC Acquisition Corp., First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 12/29/27	$ 1,096,107
750,000(b)	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC), Cov-Lite Term Loan B, 8/10/28	752,344
708,479	Graham Packaging Co., Inc. Initial Term Loan (2021), 3.75% (LIBOR + 300 bps), 8/4/27	706,087
600,000	Herens Holdco S.a.r.l., Term Loan B, 4.75% (LIBOR + bps), 7/3/28	600,375
723,188	LSF11 Skyscraper Holdco S.a r.l., Facility B3 (USD) Term Loan, 4.25% (LIBOR + 350 bps), 9/29/27	724,091
992,513	Plaze, Inc., 2020-1 Additional Term Loan, 4.5% (LIBOR + 375 bps), 8/3/26	987,550
	Total Chemicals	$ 4,866,554
	Chemicals, Plastics & Rubber - 2.2%
498,747	Charter Next Generation, Inc., First Lien Initial Term Loan 2021, 4.5% (LIBOR + bps), 12/1/27	$ 499,578
977,089	Gemini HDPE LLC, 2027 Advance Term Loan, 3.5% (LIBOR + 300 bps), 12/31/27	976,478
1,030,052	Hexion, Inc., USD Term Loan, 3.65% (LIBOR + 350 bps), 7/1/26	1,030,482
613,043(b)	Tekni-Plex, Inc. (aka Trident TPI Holdings, Inc.), Incremental Term Loan, 7/29/28	613,874
	Total Chemicals, Plastics & Rubber	$ 3,120,412
	Commercial Support Services - 0.3%
500,000	Sotheby's, 2021 Second Refinancing Term Loan, 5.0% (LIBOR + bps), 1/15/27	$ 503,125
	Total Commercial Support Services	$ 503,125
	Computers & Electronics – 6.6%
1,135,000	Ahead DB Holdings LLC, First Lien Term B Loan, 4.5% (LIBOR + 375 bps), 10/18/27	$ 1,139,357
1,304,719	Cornerstone OnDemand, Inc., 2021 Refinancing Term Loan, 3.338% (LIBOR + 325 bps), 4/22/27	1,305,126
1,150,000	Magenta Buyer LLC, First Lien Initial Term Loan, 5.75% (LIBOR + bps), 7/27/28	1,150,000
500,000	Redstone HoldCo 2 LP, First Lien Initial Term Loan, 5.5% (LIBOR + 475 bps), 4/27/28	500,000
600,000	Vision Solutions, Inc. (Precisely Software, Inc.), First Lien Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/24/28	599,500

Principal Amount USD ($)		Value
	Computers & Electronics – (continued)
1,718,761	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.349% (LIBOR + 425 bps), 6/26/25	$ 1,705,871
598,500	Indy US Bidco LLC, (aka NielsenIQ) Tranche B-1 Term Loan, 4.096% (LIBOR + 400 bps), 3/6/28	598,607
1,243,750	LogMeIn, Inc., First Lien Initial Term Loan, 4.847% (LIBOR + 475 bps), 8/31/27	1,241,529
500,000	Mavenir Systems, Inc., Initial Term Loan, 5.25% (LIBOR + bps), 8/18/28	500,625
897,750	Pitney Bowes Inc. Refinancing Tranche B Term Loan, 4.09% (LIBOR + 400 bps), 3/17/28	901,116
	Total Computers & Electronics	$ 9,641,731
	Construction & Building - 1.4%
500,000	Aegion Corp., Initial Term Loan, 5.5% (LIBOR + 475 bps), 5/17/28	$ 505,391
997,500	CP Atlas Buyer, Inc. (aka American Bath), Term B Loan, 4.25% (LIBOR + 375 bps), 11/23/27	994,445
479,452	Pike Corp., 2028 Initial Term Loan, 3.09% (LIBOR + 300 bps), 1/21/28	478,020
	Total Construction & Building	$ 1,977,856
	Consumer goods: Durable - 0.7%
938,125	ADS Tactical, Inc., Initial Term Loan, 6.75% (LIBOR + 575 bps), 3/19/26	$ 941,643
	Total Consumer goods: Durable	$ 941,643
	Consumer Nondurables - 0.5%
782,131	Sunshine Luxembourg VII S.a.r.l, (aka Galderma) Facility B3 Term loan, 4.5% (LIBOR + 375 bps), 10/1/26	$ 784,272
	Total Consumer Nondurables	$ 784,272
	Containers, Packaging & Glass - 0.6%
791,324	Pregis TopCo LLC, First Lien Initial Term Loan, 4.085% (LIBOR + 375 bps), 7/31/26	$ 791,819
	Total Containers, Packaging & Glass	$ 791,819
	Diversified & Conglomerate Manufacturing - 2.0%
1,964,719	Garda World Security Corp., Term B-2 Loan, 4.34% (LIBOR + 425 bps), 10/30/26	$ 1,964,515
994,920	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25	992,433
	Total Diversified & Conglomerate Manufacturing	$ 2,956,948
	Diversified & Conglomerate Service - 10.0%
1,963,216	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.5% (LIBOR + 450 bps), 8/16/23	$ 1,919,043
372,078	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Closing Date Initial Term Loan, 4.5% (LIBOR + 375 bps), 3/31/28	372,630
61,052	DG Investment Intermediate Holdings 2, Inc., (aka Convergint Technologies Holdings LLC) First Lien Initial Term Loan, 4.338% (LIBOR + 375 bps), 3/31/28	61,142
500,000	DG Investment Intermediate Holdings 2, Inc., (aka Convergint Technologies Holdings LLC) Second Lien Initial Term Loan, 7.5% (LIBOR + 675 bps), 3/30/29	502,500
2,249,637	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	2,198,217
1,476,346	First Brands Group LLC, 2021 First Lien Term Loan, 6.0% (LIBOR + 500 bps), 3/30/27	1,491,725
1,147,349	Gates Global LLC, Initial B-3 Dollar Term Loan, 3.25% (LIBOR + 275 bps), 3/31/27	1,143,764
498,701	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 4.0% (LIBOR + 300 bps), 6/28/24	498,078
844,781	Intrado Corp., Initial Term B Loan, 5.0% (LIBOR + 400 bps), 10/10/24	818,080
486,250	Ozark Holdings LLC (aka Royal Oak), 2020 Refinancing Term Loan, 4.25% (LIBOR + 400 bps), 12/16/27	487,694
600,000(b)	Sitel Worldwide Corp., Term Loan, 7/28/28	599,063
500,000	Sound Inpatient Physicians, Inc., First Lien 2021 Incremental Term Loan, 3.5% (LIBOR + 350 bps), 6/27/25	498,229
3,924,765	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	3,829,099
	Total Diversified & Conglomerate Service	$ 14,419,264
	Electric & Electrical - 0.7%
1,047,375	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 3.5% (LIBOR + 275 bps), 2/15/28	$ 1,038,080
	Total Electric & Electrical	$ 1,038,080
	Electronics - 4.3%
750,000	CoreLogic, Inc. (fka First American Corp.), First Lien Initial Term Loan, 4.0% (LIBOR + 350 bps), 6/2/28	$ 749,179
2,240,499	Natel Engineering Co., Inc., Initial Term Loan, 6.0% (LIBOR + 500 bps), 4/30/26	2,167,683
2,010,890	Scientific Games International, Inc., Initial Term B-5 Loan, 2.835% (LIBOR + 275 bps), 8/14/24	1,996,367
1,370,657	Ultra Clean Holdings, Inc., Second Amendment Term Loan B, 3.835% (LIBOR + 375 bps), 8/27/25	1,374,084
	Total Electronics	$ 6,287,313
	Entertainment - 0.5%
651,750	Enterprise Development Authority, The Term Loan B, 5.0% (LIBOR + 425 bps), 2/28/28	$ 654,194
	Total Entertainment	$ 654,194
	Entertainment & Leisure - 1.2%
700,000	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 475 bps), 4/6/28	$ 701,969
1,094,500	Great American Outdoors Group LLC, Term Loan B, 5.0% (LIBOR + 425 bps), 3/6/28	1,098,995
	Total Entertainment & Leisure	$ 1,800,964
	Environmental Services - 0.5%
700,000	LTR Intermediate Holdings, Inc., Initial Term Loan, 5.5% (LIBOR + 450 bps), 5/5/28	$ 702,625
	Total Environmental Services	$ 702,625
	Finance - 1.0%
1,470,373	EFS Cogen Holdings I LLC, Term B Loan, 4.5% (LIBOR + 350 bps), 10/1/27	$ 1,470,832
	Total Finance	$ 1,470,832
	Food & Beverage - 0.3%
500,000	City Brewing Co., LLC, First Lien Closing Date Term Loan, 4.25% (LIBOR + 350 bps), 4/5/28	$ 499,375
	Total Food & Beverage	$ 499,375
Principal Amount USD ($)		Value
	Forest Products - 3.2%
1,736,875	Chobani LLC, 2020 New Term Loan, 4.5% (LIBOR + 350 bps), 10/25/27	$ 1,740,312
1,307,537	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 4.5% (LIBOR + 375 bps), 11/3/25	1,309,178
1,000,000	Schweitzer-Mauduit International, Inc., Term Loan B, 4.5% (LIBOR + 375 bps), 2/9/28	997,500
562,500(b)	Sylvamo Corp., Term Loan B, 8/18/28	562,852
	Total Forest Products	$ 4,609,842
	Gaming & Hotels - 1.1%
500,000	J & J Ventures Gaming LLC, Initial Term Loan, 4.75% (LIBOR + 400 bps), 4/26/28	$ 502,500
1,100,000	Lucky Bucks LLC, Initial Term Loan, 6.25% (LIBOR + bps), 7/30/27	1,080,750
	Total Gaming & Hotels	$ 1,583,250
	Healthcare - 6.1%
498,750	CNT Holdings I Corp, First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 11/8/27	$ 499,101
1,325,000(b)	Medline Industries, Inc., Bridge Facility, 8/4/22	1,325,000
1,395,000(b)	Medline Industries, Inc., Unsecured Bridge Facility, 8/4/22	1,395,000
875,346	Milano Acquisition Corp., First Lien Term B Loan, 4.75% (LIBOR + 400 bps), 10/1/27	876,987
994,950	Option Care Health, Inc., Term B Loan, 3.835% (LIBOR + 375 bps), 8/6/26	994,203
750,000	Padagis, Term B Loan, 5.25% (LIBOR + bps), 7/6/28	750,938
750,000	Signify Health LLC, Term Loan, 3.75% (LIBOR + bps), 6/16/28	748,945
2,223,807	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 4.346% (LIBOR + bps), 11/20/26	2,221,027
	Total Healthcare	$ 8,811,201
	Healthcare & Pharmaceuticals - 4.6%
1,241,699	Endo Luxembourg Finance Co., I S.a.r.l. 2021 Term Loan, 5.75% (LIBOR + 500 bps), 3/27/28	$ 1,210,580
1,477,575	FC Compassus LLC, Term B-1 Loan, 5.0% (LIBOR + 425 bps), 12/31/26	1,480,345
1,563,113	Kindred Healthcare LLC, Closing Date Term Loan, 4.625% (LIBOR + 450 bps), 7/2/25	1,565,067
1,256,511	NMN Holdings III Corp., First Lien Closing Date Term Loan (LIBOR + 350 bps), 11/13/25	1,231,381
217,053	NMN Holdings III Corp., First Lien Delayed Draw Term Loan (LIBOR + 350 bps), 11/13/25	212,712
248,734	PetVet Care Centers LLC (fka Pearl Intermediate Parent LLC), 2021 First Lien Replacement Term Loan, 4.25% (LIBOR + 350 bps), 2/14/25	248,838
746,250	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Initial Term Loan, 6.25% (LIBOR + 550 bps), 12/15/27	750,980
	Total Healthcare & Pharmaceuticals	$ 6,699,903
	Healthcare, Education & Childcare - 5.1%
1,000,000(b)	ANI Pharmaceuticals, Inc., Term Loan B, 5/24/27	$ 1,002,500
500,000	Jazz Pharmaceuticals Public Ltd., Co., Initial Dollar Term Loan, 4.0% (LIBOR + 350 bps), 5/5/28	500,527
1,086,130	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	1,068,820
1,000,000	One Call Corp., First Lien Term B Loan, 6.25% (LIBOR + 550 bps), 4/22/27	1,008,750
1,508,209	Quorum Health Corp., Exit Term Loan, 8.0% (LIBOR + 825 bps), 4/29/25	1,515,750
209,475	Surgery Center Holdings, Inc., 2021 New Term Loan, 4.5% (LIBOR + 375 bps), 8/31/26	209,802
2,064,929	U.S. Renal Care, Inc., Initial Term Loan, 5.125% (LIBOR + 500 bps), 6/26/26	2,067,940
	Total Healthcare, Education & Childcare	$ 7,374,089
	Home Furnishings - 1.3%
1,435,000	Instant Brands Holdings, Inc. Term Loan, 5.75% (LIBOR + 500 bps), 4/12/28	$ 1,435,000
409,460	Weber-Stephen Products LLC, Initial Term B Loan, 4.0% (PRIME + 325 bps), 10/30/27	410,264
	Total Home Furnishings	$ 1,845,264
	Hotel, Gaming & Leisure - 2.3%
1,091,750	Caesars Resort Collection LLC, Term B-1 Loan, 4.585% (LIBOR + 450 bps), 7/21/25	$ 1,095,094
18,875	Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 13.0% (LIBOR + 1,200 bps), 10/4/23	20,715
2,198,608	Golden Nugget, Inc. (aka Landry's, Inc.), Initial Term B Loan, 3.25% (LIBOR + 250 bps), 10/4/23	2,185,784
	Total Hotel, Gaming & Leisure	$ 3,301,593
	Insurance - 1.6%
513,934	Alliant Holdings Intermediate LLC, 2019 New Term Loan, 3.335% (LIBOR + 325 bps), 5/9/25	$ 509,116
498,750	Asurion LLC (fka Asurion Corp.), New B-9 Term Loan, 3.335% (LIBOR + 325 bps), 7/31/27	489,502
1,250,000	Asurion LLC, Second Lien New B-4 Term Loan, 5.335% (LIBOR + bps), 1/20/29	1,245,183
123,125	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2020 Term Loan, 5.25% (LIBOR + 425 bps), 9/3/26	123,617
	Total Insurance	$ 2,367,418
	Leasing - 1.0%
1,491,875	Fly Funding II S.a.r.l., Term B Loan, 7.0% (LIBOR + 600 bps), 10/8/25	$ 1,498,402
	Total Leasing	$ 1,498,402
	Leisure & Entertainment - 2.1%
1,063,547	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 3.089% (LIBOR + 300 bps), 4/22/26	$ 947,665
1,633,500	Carnival Corp., Initial Advance, 3.75% (LIBOR + 750 bps), 6/30/25	1,627,579
450,625	E.W. Scripps Co., The Tranche B-3 Term Loan, 3.75% (LIBOR + 300 bps), 1/7/28	450,977
	Total Leisure & Entertainment	$ 3,026,221
	Machinery - 2.0%
1,155,963(b)	Engineered Components & Systems LLC, First Lien Initial Term Loan, 6/8/28	$ 1,155,963
1,231,246	MHI Holdings LLC, Initial Term Loan, 5.085% (LIBOR + 500 bps), 9/21/26	1,237,402
500,000	Triton Water Holdings, Inc., First Lien Initial Term Loan, 4.0% (LIBOR + 350 bps), 3/31/28	497,327
	Total Machinery	$ 2,890,692
	Media - 2.3%
1,962,064	Altice France SA, USD TLB-13 Incremental Term Loan, 4.125% (LIBOR + 400 bps), 8/14/26	$ 1,959,963
600,000	DIRECTV Financing LLC, Closing Date Term Loan, 5.75% (LIBOR + bps), 8/2/27	600,638
Principal Amount USD ($)		Value
	Media - (continued)
750,000(b)	Univision Communications Inc., Term Loan B, 5/5/28	$ 748,660
	Total Media	$ 3,309,261
	Metals & Mining - 1.7%
1,510,036	Phoenix Services International LLC, Term B Loan, 4.75% (LIBOR + 375 bps), 3/1/25	$ 1,506,261
10,121	TMS International Corp., Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	10,121
995,000	TMS International Corp., Term Loan B3, 3.75% (LIBOR + 275 bps), 8/14/24	993,756
	Total Metals & Mining	$ 2,510,138
	Oil & Gas - 2.4%
3,460,298	Traverse Midstream Partners LLC, Advance Term Loan, 6.5% (LIBOR + 550 bps), 9/27/24	$ 3,468,641
	Total Oil & Gas	$ 3,468,641
	Personal, Food & Miscellaneous Services - 1.2%
984,458	Knowlton Development Corp., Inc., Initial Term Loan, 3.835% (LIBOR + 375 bps), 12/22/25	$ 976,706
746,250	Kronos Acquisition Holdings Inc., Tranche B-1 Term Loan, 4.25% (LIBOR + 375 bps), 12/22/26	728,176
	Total Personal, Food & Miscellaneous Services	$ 1,704,882
	Printing & Publishing - 0.6%
350,000	Cengage Learning, Inc., First Lien Term B Loan, 5.75% (LIBOR + bps), 7/14/26	$ 351,613
454,779	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 9/28/23	454,495
	Total Printing & Publishing	$ 806,108
	Professional & Business Services - 13.2%
1,000,000(b)	Adevinta ASA Facility B2, Term Loan, 6/26/28	$ 1,000,312
1,795,500	Amentum Government Services Holdings LLC, First Lien Tranche 2 Term Loan, 5.5% (LIBOR + 475 bps), 1/29/27	1,808,406
1,050,000	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 5.25% (LIBOR + 450 bps), 3/17/28	1,051,969
1,500,000	APX Group, Inc., Initial Term Loan, 4.0% (LIBOR + bps), 7/10/28	1,496,406
750,000	ArchKey Holdings Inc., First Lien Initial Term Loan, 6.0% (LIBOR + bps), 6/29/28	753,750
1,528,222	Athenahealth, Inc., First Lien Term B-1 Loan, 4.38% (LIBOR + 425 bps), 2/11/26	1,534,717
560,915	Atlas CC Acquisition Corp., Term Loan B, 5.0% (LIBOR + bps), 5/25/28	563,486
114,085	Atlas CC Acquisition Corp., Term Loan C, 5.0% (LIBOR + bps), 5/25/28	114,607
2,091,497	Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.63% (LIBOR + 350 bps), 8/21/26	2,046,235
500,000	Edelman Financial Center LLC (fka Flight Debt Merger Sub, Inc.), First Lien 2021 Initial Term Loan, 4.25% (LIBOR + 350 bps), 4/7/28	498,094
498,741	eResearchTechnology, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + bps), 2/4/27	501,096
548,132	Everi Holdings, Inc., Term B Loan, 3.0% (LIBOR + bps), 8/3/28	547,104
1,000,000	Fairbanks Morse Defense, Second Lien Term Loan, 9.0% (LIBOR + bps), 6/15/29	1,005,000
650,000	Hunter Holdco 3, Ltd., First Lien Initial Dollar Term Loan, 4.75% (LIBOR + bps), 8/19/28	651,625
1,044,750	PAE Incor, First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 10/19/27	1,045,403
103,906	PPD, Inc., Initial Term Loan, 2.5% (LIBOR + 225 bps), 1/13/28	103,762
1,128,100	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 4.335% (LIBOR + 425 bps), 6/15/25	1,129,651
1,000,000	Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 5.25% (LIBOR + bps), 12/4/26	998,542
350,000(b)	Trader Interactive LLC (fka Dominion Web Solutions LLC), Initial Term Loan, 7/28/28	350,437
1,915,396	Verscend Holding Corp., Term B-1 Loan, 4.085% (LIBOR + 400 bps), 8/27/25	1,915,396
	Total Professional & Business Services	$ 19,115,998
	Retail - 6.6%
967,688	Harbor Freight Tools USA, Inc., Initial Loan (2021), 3.25% (LIBOR + bps), 10/19/27	$ 965,213
1,425,000	Mattress Firm, Inc. Term Loan, 6.25% (LIBOR + 525 bps), 11/26/27	1,450,828
1,050,000	Michaels Cos., Inc., The Term B Loan, 5.0% (LIBOR + 425 bps), 4/15/28	1,051,860
498,750	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 4.0% (LIBOR + 325 bps), 3/3/28	498,616
1,050,000	PetSmart LLC, Initial Term Loan, 4.5% (LIBOR + 375 bps), 2/11/28	1,052,718
498,750	Rent-A-Center, Inc., Initial Term Loan, 4.75% (LIBOR + 400 bps), 2/17/28	501,867
826,351	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/29/27	828,417
2,121,649	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.626% (LIBOR + 450 bps), 9/12/24	2,066,840
500,000	Torrid LLC, Closing Date Term Loan, 6.25% (LIBOR + bps), 6/14/28	501,485
646,750	TruGreen LP, First Lien Second Refinancing Term Loan, 4.75% (LIBOR + 400 bps), 11/2/27	649,074
	Total Retail	$ 9,566,918
	Retailing - 0.3%
500,000	At Home Group, Inc., Initial Term Loan, 4.75% (LIBOR + bps), 7/24/28	$ 499,297
	Total Retailing	$ 499,297
	Securities & Trusts - 2.7%
997,500	CCRR Parent, Inc., First Lien Initial Term Loan, 5.0% (LIBOR + 425 bps), 3/6/28	$ 1,004,358
500,000(b)	HCRX Investments Holdco LP, Term Loan B, 7/14/28	498,594
250,000(b)	KKR Apple Bidco LLC, Second Lien Term Loan, 7/13/29	253,229
1,861,004	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	2,028,494
138,996	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	151,506
	Total Securities & Trusts	$ 3,936,181
	Telecommunications - 2.8%
500,000	Gogo Intermediate Holdings LLC, Initial Term Loan, 4.5% (LIBOR + 375 bps), 4/30/28	$ 499,375
500,000	Virgin Media Bristol LLC, Facility Q Term Loan, 3.346% (LIBOR + bps), 1/31/29	499,531
1,040,723	Windstream Services II LLC, Initial Term Loan, 7.25% (LIBOR + 625 bps), 9/21/27	1,046,837
1,983,449	Xplornet Communications, Inc., Initial Term Loan, 4.835% (LIBOR + 475 bps), 6/10/27	1,984,068
	Total Telecommunications	$ 4,029,811
	Textile & Apparel Mfg. - 0.7%
650,000	Adient US LLC, Term B-1 Loan, 3.585% (LIBOR + 350 bps), 4/10/28	$ 650,610
Principal Amount USD ($)		Value
	Textile & Apparel Mfg. - (continued)
348,252	Canada Goose Inc., 2021 Refinancing Term Loan, 4.25% (LIBOR + 350 bps), 10/7/27	$ 349,340
	Total Textile & Apparel Mfg.	$ 999,950
	Transport - 0.8%
1,109,394	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 4.75% (LIBOR + 375 bps), 3/20/25	$ 1,103,848
	Total Transport	$ 1,103,848
	Transportation - 1.2%
1,174,257	Envision Healthcare Corp., Initial Term Loan, 3.835% (LIBOR + 375 bps), 10/10/25	$ 1,038,799
547,794(b)	First Student Bidco Inc. Initial Term B Loan, 7/21/28	544,566
202,206(b)	First Student Bidco, Inc., Initial Term C Loan, 7/21/28	201,014
	Total Transportation	$ 1,784,379
	Utilities - 5.0%
1,128,578	Compass Power Generation LLC, Tranche B-1 Term Loan, 4.5% (LIBOR + 350 bps), 12/20/24	$ 1,115,478
1,929,504	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	1,728,917
1,221,870	ExGen Renewables IV LLC, Term Loan, 3.5% (LIBOR + 275 bps), 12/15/27	1,220,783
990,000	Hamilton Projects Acquiror LLC, Term Loan, 5.75% (LIBOR + 475 bps), 6/17/27	986,287
1,440,450	PG & E Corp., Term Loan, 3.5% (LIBOR + 300 bps), 6/23/25	1,386,433
750,000	Tiger Acquisition LLC, First Lien Initial Term Loan, 3.75% (LIBOR + bps), 6/1/28	746,250
	Total Utilities	$ 7,184,148
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $173,718,429)	$ 177,479,153
Shares
	COMMON STOCKS - 1.2% of Net Assets
	Energy Equipment & Services - 0.6%
38,441(c)	FTS International, Inc.	$ 853,775
	Total Energy Equipment & Services	$ 853,775
	Oil, Gas & Consumable Fuels - 0.5%
23,920(c)	Summit Midstream Partners LP	$ 809,213
	Total Oil, Gas & Consumable Fuels	$ 809,213
	Specialty Retail - 0.1%
91,346^+(c)	Targus Cayman SubCo, Ltd.	$ 139,759
	Total Specialty Retail	$ 139,759
	TOTAL COMMON STOCKS
	(Cost $1,358,962)	$ 1,802,747
Principal Amount USD ($)
	ASSET BACKED SECURITIES - 2.7% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 7.134% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	$ 992,215
1,000,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.834% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	952,489
1,000,000(a)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.826% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	999,962
1,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 7.125% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	987,248
	TOTAL ASSET BACKED SECURITIES
	(Cost $3,942,024)	$ 3,931,914
	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1% of Net Assets
750,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, 5.55% (SOFR30A + 550 bps), 1/25/34 (144A)	$ 779,206
710,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 10.584% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	818,361
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,568,719)	$ 1,597,567
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2% of Net Assets
315,000(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 14.35% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	$ 315,000
189,939(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.341% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	187,712
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.096% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	450,879
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	732,838
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,906,644)	$ 1,686,429
	CORPORATE BONDS - 16.5% of Net Assets
	Advertising - 0.2%
255,000	Clear Channel Outdoor Holdings, Inc., 7.5%, 6/1/29 (144A)	$ 263,925
	Total Advertising	$ 263,925
	Aerospace & Defense - 0.4%
500,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 527,500
	Total Aerospace & Defense	$ 527,500
	Banks - 1.0%
1,000,000(d)(e)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	$ 1,038,750
Principal Amount USD ($)		Value
	Banks - (continued)
391,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	$ 398,820
	Total Banks	$ 1,437,570
	Building Materials - 1.8%
500,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	$ 510,000
1,000,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	1,025,000
996,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	1,080,660
	Total Building Materials	$ 2,615,660
	Chemicals - 0.7%
1,000,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	$ 1,062,500
	Total Chemicals	$ 1,062,500
	Commercial Services - 0.6%
205,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	$ 205,897
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	200,500
500,000	Garda World Security Corp., 6.0%, 6/1/29 (144A)	483,045
	Total Commercial Services	$ 889,442
	Computers - 0.1%
100,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$ 109,875
	Total Computers	$ 109,875
	Diversified Financial Services - 1.3%
200,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.0%, 8/15/28 (144A)	$ 205,000
1,520,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	1,649,200
	Total Diversified Financial Services	$ 1,854,200
	Engineering & Construction - 0.8%
1,000,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	$ 1,092,500
	Total Engineering & Construction	$ 1,092,500
	Entertainment - 0.7%
1,005,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	$ 1,053,109
	Total Entertainment	$ 1,053,109
	Healthcare-Products - 0.3%
342,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$ 385,224
	Total Healthcare-Products	$ 385,224
	Healthcare-Services - 0.7%
1,000,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	$ 1,063,750
	Total Healthcare-Services	$ 1,063,750
	Iron/Steel - 1.5%
1,087,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	$ 1,260,920
500,000	Metinvest BV, 7.75%, 10/17/29 (144A)	557,500
265,000	TMS International Corp., 6.25%, 4/15/29 (144A)	277,773
	Total Iron/Steel	$ 2,096,193
	Leisure Time - 0.4%
105,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	$ 114,450
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	483,750
	Total Leisure Time	$ 598,200
	Lodging - 0.7%
1,000,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	$ 1,010,000
	Total Lodging	$ 1,010,000
	Media - 1.0%
510,000	Mav Acquisition Corp., 8.0%, 8/1/29 (144A)	$ 501,075
1,000,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	979,900
	Total Media	$ 1,480,975
	Mining - 0.5%
500,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 493,975
219,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	244,178
	Total Mining	$ 738,153
	Oil & Gas - 1.1%
1,500,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	$ 1,578,390
	Total Oil & Gas	$ 1,578,390
	REITs - 1.5%
1,000,000	iStar, Inc., 4.75%, 10/1/24	$ 1,061,300
1,065,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	1,138,219
	Total REITs	$ 2,199,519
	Retail - 0.5%
500,000	LBM Acquisition LLC, 6.25%, 1/15/29 (144A)	$ 501,875
221,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	230,393
	Total Retail	$ 732,268
	Telecommunications - 0.7%
500,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$ 496,700
500,000	Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	490,670
	Total Telecommunications	$ 987,370
	TOTAL CORPORATE BONDS
	(Cost $21,895,488)	$ 23,776,323
Principal Amount USD ($)		Value
	INSURANCE-LINKED SECURITIES - 0.6% of Net Assets#
	Event Linked Bonds - 0.2%
	Windstorm - U.S. Regional - 0.2%
250,000(a)	Matterhorn Re, 7.038% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	$ 252,125
	Total Event Linked Bonds	$ 252,125
Face Amount USD ($)
	Collateralized Reinsurance - 0.0%†
	Multiperil - Worldwide - 0.0%†
27,000+(f)	Limestone Re, 3/1/23 (144A)	$ 10,646
300,000+(c)(f)	Resilience Re, 10/6/21	–
		$ 10,646
	Windstorm - Florida - 0.0%†
250,000+(c)(f)	Formby Re 2018, 2/28/22	$ 30,700
	Total Collateralized Reinsurance	$ 41,346
	Reinsurance Sidecars - 0.4%
	Multiperil - U.S. - 0.0%†
250,000+(c)(f)	Carnoustie Re 2017, 11/30/21	$ 32,950
250,000+(c)(g)	Harambee Re 2018, 12/31/21	3,975
250,000+(g)	Harambee Re 2019, 12/31/22	975
		$ 37,900
	Multiperil - Worldwide - 0.4%
3,037+(g)	Alturas Re 2019-2, 3/10/22	$ 4,170
29,558+(g)	Alturas Re 2020-2, 3/10/23	36,758
250,000+(c)(f)	Bantry Re 2016, 3/31/22	20,150
1,270,809+(c)(f)	Berwick Re 2018-1, 12/31/21	98,234
907,913+(c)(f)	Berwick Re 2019-1, 12/31/22	108,496
20,000+(f)	Eden Re II, 3/22/22 (144A)	6,304
3,800+(f)	Eden Re II, 3/22/23 (144A)	13,919
300,000+(c)(g)	Lorenz Re 2018, 7/1/22	2,318
199,590+(c)(g)	Lorenz Re 2019, 6/30/22	15,867
300,000+(c)(f)	Merion Re 2018-2, 12/31/21	49,650
400,000+(c)(f)	Pangaea Re 2018-1, 12/31/21	8,422
400,000+(c)(f)	Pangaea Re 2018-3, 7/1/22	8,297
327,699+(c)(f)	Pangaea Re 2019-1, 2/1/23	6,829
294,125+(c)(f)	Pangaea Re 2019-3, 7/1/23	10,580
324,259+(f)	Pangaea Re 2020-1, 2/1/24	6,881
150,000+(c)(f)	Sector Re V, 12/1/23 (144A)	32,453
10,000+(c)(f)	Sector Re V, 12/1/24 (144A)	28,674
347,597+(c)(f)	St. Andrews Re 2017-4, 6/1/22	34,204
253,645+(c)(f)	Woburn Re 2018, 12/31/21	18,567
244,914+(c)(f)	Woburn Re 2019, 12/31/22	68,919
		$ 579,692
	Total Reinsurance Sidecars	$ 617,592
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $1,212,191)	$ 911,063
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 146.0%
	(Cost $205,602,457)	$ 211,185,196
	OTHER ASSETS AND LIABILITIES - (46.0)%	$ (66,507,408)
	NET ASSETS - 100.0%	$ 144,677,788

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2021, the value of these securities amounted to $29,236,304, or 20.2% of net assets.

†	Amount rounds to less than 0.1%.
*	Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2021.
+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2021.
(b)	This term loan will settle after August 31, 2021, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at August 31, 2021.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$ 3,037	$ 4,170
Alturas Re 2020-2	1/1/2020	29,558	36,758
Bantry Re 2016	2/6/2019	20,150	20,150
Berwick Re 2018-1	1/10/2018	185,623	98,234
Berwick Re 2019-1	12/31/2018	108,488	108,496
Carnoustie Re 2017	1/5/2017	59,439	32,950
Eden Re II	1/22/2019	446	13,919
Eden Re II	12/15/2017	1,195	6,304
Formby Re 2018	7/9/2018	23,470	30,700
Harambee Re 2018	12/19/2017	12,606	3,975
Harambee Re 2019	12/20/2018	–	975
Limestone Re	6/20/2018	230	10,646
Lorenz Re 2018	6/26/2018	64,402	2,318
Lorenz Re 2019	6/26/2019	63,326	15,867
Matterhorn Re	4/30/2020	250,000	252,125
Merion Re 2018-2	12/28/2017	12,346	49,650
Pangaea Re 2018-1	12/26/2017	57,203	8,422
Pangaea Re 2018-3	5/31/2018	96,345	8,297
Pangaea Re 2019-1	1/9/2019	3,440	6,829
Pangaea Re 2019-3	7/25/2019	8,824	10,580
Pangaea Re 2020-1	1/21/2020	–	6,881
Resilience Re	4/13/2017	980	–
Sector Re V	1/1/2020	10,000	28,674
Sector Re V	12/4/2018	50,941	32,453
St. Andrews Re 2017-4	3/31/2017	–	34,204
Woburn Re 2018	3/20/2018	89,700	18,567
Woburn Re 2019	1/30/2019	60,442	68,919
Total Restricted Securities			$ 911,063
% of Net assets			0.6%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$177,479,153	$—	$177,479,153
Common Stocks
Specialty Retail	—	—	139,759	139,759
All Other Common Stocks	1,662,988	—	—	1,662,988
Asset Backed Securities	—	3,931,914	—	3,931,914
Collateralized Mortgage Obligations	—	1,597,567	—	1,597,567
Commercial Mortgage-Backed Securities	—	1,686,429	—	1,686,429
Corporate Bonds	—	23,776,323	—	23,776,323
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	—	—	10,646	10,646
Windstorm - Florida	—	—	30,700	30,700
Reinsurance Sidecars
Multiperil - U.S.	—	—	37,900	37,900
Multiperil - Worldwide	—	—	579,692	579,692
All Other Insurance-Linked Security	—	252,125	—	252,125
Total Investments in Securities	$1,662,988	$208,723,511	$798,697	$211,185,196

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 11/30/20	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfer in to Level 3*	Balance as of 8/31/21
Common Stocks
Specialty Retail	$120,576	$–	$19,183	$–	$–	$–	$–	$139,759
Insurance-Linked Securities Collateralized
Reinsurance
Multiperil - Worldwide	42,442	–	(5,026)	–	(26,770)	–	–	10,646
Windstorm - Florida	44,229	–	13	–	(13,542)	–	–	30,700
Reinsurance Sidecars
Multiperil - U.S.	41,662	–	3,146	–	(6,908)	–	–	37,900
Multiperil - Worldwide	1,690,975	(27,099)	(41,133)	–	(1,043,051)	–	–	579,692
Total	$1,939,884	$(27,099)	$(23,817)	$–	$(1,090,271)	$–	$–	$798,697

*	Transfers are calculated on the beginning of period values. For the nine months ended August 31, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at August 31, 2021: $(15,966)